Interest Cost Components (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Schedule of Interest Cost Components

	2015	2014	2013
Amount charged to expense	$270	$309	$305
Amount capitalized	30	34	65

	$300	$343	$370